Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments
NOTE 6 – FAIR VALUE OF FINANCIAL INSTRUMENTS:

Financial items carried at fair value as of December 31, 2011 and 2010 are classified in the tables below in one of the three categories described in note 1u:

	December 31, 2011
	Total	Level 1	Level 2	Level 3
	U.S. $ in thousands

ARS, see below*	830		830
Derivatives-net **	58		58
Contingent consideration in connection with business combination	4,324			4,324
Total	5,212	-	888	4,324

	December 31, 2010
	Total	Level 1	Level 2	Level 3
	U.S. $ in thousands

ARS, see below*	300			300
Government Bonds Securities Available For Sale	1,819	1,819
Derivatives-net **	950		950
Total	3,069	1,819	950	300

*       Marketable securities consist of securities classified as available for sale and are recorded at fair value. The fair value of securities is based on current market value (Level 1 input) or observable prices (Level 2 input). When securities do not have an active market or observable prices, fair value is determined using a valuation model (Level 3 input). This model is based on reference to other instruments with similar characteristics, or a discounted cash flow analysis, or other pricing models making use of market inputs and relying as little as possible on entity-specific inputs. The ARS is presented in Other Account receivable.

**     Derivatives represent foreign currency forward contracts and cylinders which are valued primarily based on observable inputs including forward and spot prices for currencies. Derivatives are presented gross in Other Account receivable and in Other Current Liabilities.

As of December 31, 2010, the Company held in ARS which failed auctions, in an amount of $1 million at par value and maturity in 2036, which is classified as available-for-sale and is recorded at fair value of $300,000 in its books. In recent years this ARS did not have an active market, fair value was determined using a valuation model that considers references to other instruments with similar characteristics, in performance of a Trinominal Discount Model relying as little as possible on entity-specific inputs. Factors considered in determining whether a loss is temporary included the length of time and extent to which fair value has been less than the cost basis, the financial condition and near-term prospects of the investee based on the credit rating, and our intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value. Changes in fair value of the ARS were reflected in other comprehensive income and in 2008 an other than temporary impairment of $700,000 was identified and recorded. During 2011 the Company received a bank quote reflecting an observable price of the ARS increasing its fair value by $530,000 through other comprehensive income.